Significant accounting policies	12 Months Ended
Dec. 31, 2022
Significant accounting policies
Significant Accounting Policies

2. Significant Accounting Policies

Basis of Presentation

These consolidated financial statements for the year ended December 31, 2022 have been prepared by management in accordance with generally accepted accounting principles of the United States of America (“US GAAP”).

New Standards Effective During the Period

Disclosures by Business Entities about Government Assistance

In June 2021 the Financial Accounting Standards Board issued new guidance that increases the transparency of government assistance including the disclosure of the types of assistance, and entity’s accounting for the assistance, and the effect of the assistance on an entity’s financial statements. The new guidance is effective for annual periods beginning after December 15, 2021. The Company adopted ASU 2021-10 on January 1, 2022. Adoption of ASU 2021-10 did not have a material impact on the Company’s financial statements.

Consolidation

These consolidated financial statements reflect the accounts of the Company and its wholly owned subsidiaries (all of which are inactive). All significant inter-company balances and transactions among NXT and its subsidiaries have been eliminated and are therefore not reflected in these consolidated financial statements.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and short term Guaranteed Investment Certificates (“GIC’s”) with an original maturity less than 90 days from the date of acquisition.

Short Term Investments

Short term investments consist of short term GICs, with original maturity dates greater than 90 days and up to one year.

Derivative Instruments

As at December 31, 2022 and 2021, NXT had no outstanding derivative instruments.

Fair Value Measures

For any balance sheet items recorded at fair value on a recurring basis or non-recurring basis, the Company is required to classify the fair value measure into one of three categories based on the fair value hierarchy noted below.

In Level I, the fair value of assets and liabilities is determined by reference to quoted prices in active markets for identical assets and liabilities that the Company has the ability to assess at the measurement date.

At December 31, 2022, the fair value of the restricted stock units (“RSU”) liability based on share price was determined using Level I inputs.

In Level II, determination of the fair value of assets and liabilities is based on the extrapolation of inputs, other than quoted prices included within Level I, for which all significant inputs are observable directly or indirectly. Such inputs include published exchange rates, interest rates, yield curves and stock quotes from external data service providers. Transfers between Level I and Level II would occur when there is a change in market circumstances. There are no Level II fair value measures.

In Level III, the fair value of assets and liabilities measured on a recurring basis is determined using a market approach based on inputs that are unobservable and significant to the overall fair value measurement. Assets and liabilities measured at fair value can fluctuate between Level II and Level III depending on the proportion of the value of the contract that extends beyond the time frame for which inputs are considered to be observable. As contracts near maturity and observable market data becomes available, the contracts are transferred out of Level III and into Level II.

The determination of the fair value of the acquisition of the Intellectual property (Note 9) was determined using Level III inputs in 2021.

Measurement of credit losses on financial instruments

The impairment model of financial instruments is based on expected losses rather than incurred losses. In making the assessment of expected losses, the Company considers the following factors: historically realized bad debts; a counterparty’s present financial condition and whether a counterparty has breached certain contracts; the probability that a counterparty will enter bankruptcy; changes in economic conditions that correlate to increased levels of default and term to maturity of the specific receivable. These expected credit losses are recognized as an allowance rather than as a direct write-down of the amortized cost basis.

Deposits

Deposits consist of security payments made to lessors for the Company’s office and aircraft lease. They are classified as long term if the lease end date is greater than one year.

Property and Equipment

Property and equipment is recorded at cost, less accumulated amortization, which is recorded over the estimated service lives of the assets using the following annual rates and methods:

Computer hardware (including survey equipment)	30% declining balance
Aircraft equipment	10% declining balance
Furniture and other equipment	20% declining balance
Leasehold improvements	10% declining balance

Intellectual Property

Intellectual property acquired is recorded at cost, less accumulated amortization, which is recorded over the estimated minimum useful life of the assets. The Company incurs periodic costs that are expensed when incurred to file patents and to maintain them.

 Impairment of Long-Lived Assets

The Company reviews long-lived assets, which includes property, equipment and intellectual property for impairment whenever events or changes in circumstances indicate the carrying value may not be recoverable. The Company considers both internal and external factors when assessing for potential indicators of impairment, and with respect to intellectual property, the Company’s assessment includes consideration of historical and forecasted SFD® related revenues, market capitalization, control premiums, and the SFD® related revenue multiples compared to industry peers.

When indicators of impairment exist, the Company first compares the total of the estimated undiscounted future cash flows or the estimated sale price to the carrying value of an asset. If the carrying value exceeds these amounts, an impairment loss is recognized for the excess of the carrying value over the estimated fair value of the asset.

Research and Development Expenditure

Research and development ("R&D") expenditures incurred to develop, improve and test the SFD® survey system and related components are expensed as incurred. Any intellectual property that is acquired for the purpose of enhancing research and development projects, if there is no alternative use for the intellectual property, is expensed in the period acquired. No significant external R&D was incurred in the years ended 2022, 2021 and 2020.

Foreign Currency Translation

The Company's functional currency is the Canadian dollar. Revenues and expenses denominated in foreign currencies are translated into Canadian dollars at the average exchange rate for the applicable period. Monetary assets and liabilities are translated into Canadian dollars at the exchange rate in effect at the end of the applicable period. Non-monetary assets and liabilities are recorded at the relevant exchange rates for the period in which the balances arose. Any related foreign exchange gains and losses resulting from these translations are included in the determination of net income (loss) for the period.

Income Taxes

NXT follows the asset and liability method of accounting for income taxes. This method recognizes deferred income tax assets and liabilities based on temporary differences in reported amounts for financial statement and income tax purposes, at the income tax rates expected to apply in the future periods when the temporary differences are expected to be reversed or realized. The effect of a change in income tax rates on deferred income tax assets and deferred income tax liabilities is recognized in income in the period when the tax rate change is enacted. Valuation allowances are provided when necessary to reduce deferred tax assets to the amount that is more likely than not to be realized.

Stock Based Compensation

NXT follows the fair value method of accounting for stock options, restricted stock units, deferred stock units, and the employee share purchase plan (the “Share Compensation Plans”) that are granted to acquire common shares under NXT's Share Compensation Plans. For equity-settled stock-based compensation awards, fair values are determined at the grant date and the expense, net of estimated forfeitures, is recognized over the requisite service period with a corresponding increase recorded in contributed capital. An adjustment is made to compensation for any differences between the estimated forfeitures and the actual forfeitures. For cash-settled stock-based compensation awards, fair values, based on observable prices, are determined at each reporting date and periodic changes are recognized as compensation costs, with a corresponding change to liabilities. Stock-based awards with performance conditions are recognized as compensation costs only when the performance condition is probable of being met.

Upon exercise or realization of the equity-settled Share Compensation Plans, the consideration received by NXT, and the related amount which previously recorded in contributed capital, is recognized as an increase in the recorded value of the common shares of the Company.

Net Income (Loss) Per Share

Basic income (loss) per share amounts are calculated by dividing net income (loss) by the weighted average number of common shares that are outstanding for the fiscal period. Shares issued during the period are weighted for the portion of the period that the shares were outstanding. Diluted income per share, in periods when NXT has net income, is computed using the treasury stock method, whereby the weighted average number of shares outstanding is increased to include any additional shares that would be issued from the assumed exercise of stock options and restricted stock units. The incremental number of shares added under the treasury stock method assumes that outstanding stock options and restricted stock units that are exercisable at exercise prices below the Company's average market price (i.e. they were “in-the-money”) for the applicable fiscal period are exercised and then that number of incremental shares is reduced by the number of shares that could have been repurchased by the Company from the issuance proceeds, using the average market price of the Company’s shares for the applicable fiscal period.

No addition to the basic number of shares is made when calculating the diluted number of shares if the diluted per share amounts become anti-dilutive (such as occurs in the case where there is a net loss for the period).

Revenue

SFD® Surveys

The performance obligation for NXT in SFD® surveys is the acquisition, processing, interpretation and integration of Stress Field Detection (SFD®) data. Revenue from the sale of SFD® survey contracts (excluding any related foreign value added taxes) is recognized over time by measuring the progress toward satisfaction of its performance obligation to the customer. All funds received or invoiced in advance of recognition of revenue are reflected as contract obligations and classified as a current liability on our balance sheet.

The Company uses direct survey costs as the input measure to recognize revenue in any fiscal period. The percentage of direct survey costs incurred to date over the total expected survey costs to be incurred, provides an appropriate measure of the stage of the performance obligation being satisfied over time.

SFD® Data Sales

The performance obligation for NXT in SFD® data sales is the delivery of the promised specific services as itemized in the contract with the customer. Revenue from the sale of SFD® data (excluding any related foreign value added taxes) is recognized once the services are completed and the data is transferred to the customer.

Leases

The Company determines if an arrangement is an operating or finance lease, as defined under U.S. GAAP, at inception. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. These leases are included in right-of-use (“ROU”) assets and lease obligations in the Consolidated Balance Sheet.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease obligations represent the obligation to make lease payments arising from such leases. Lease obligations are recognized at the lease commencement date based on the present value of remaining lease payments over the lease term, taking into consideration conditions such as incentives and termination penalties, as appropriate. A corresponding ROU asset is recognized at the amount of the lease obligation, adjusted for payments made prior to lease commencement or initial direct costs, if any.

When calculating the present value, the Company uses the rate implicit in the lease, or uses its incremental borrowing rate for a similar term and risk profile based on the information available at the commencement date. The Company’s lease terms may have options to extend or terminate the lease which are included in the calculation of lease obligations when it is reasonably certain that it will exercise those options. Lease expense for operating leases is recognized on a straight-line basis over the lease term. Office and equipment lease expenses are included within General and administrative expenses; the aircraft lease cost is included within SFD® related costs.

Lease agreements can contain both lease and non-lease components, which are accounted for separately.

Government grants

Government grants are recognized when there is reasonable assurance that the grant will be received, and all attached conditions will be complied with. When the grant relates to an expense item, it is recognized as an expense reduction in the period in which the costs are incurred. Where the grant relates to an asset, it is recognized as a reduction to the net book value of the related asset and then subsequently in net loss over the expected useful life of the related asset through lower charges to amortization and impairment.